UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04058

The Korea Fund, Inc.

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019
(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1633 Broadway, New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: June 30, 2017

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments

Schedule of Investments

The Korea Fund, Inc.

September 30, 2016 (unaudited)

Shares		Value*
COMMON STOCK—99.7%
Aerospace & Defense—8.9%
181,800	Hanwha Techwin Co., Ltd.	$10,548,885
135,743	Korea Aerospace Industries Ltd.	9,459,994
72,453	LIG Nex1 Co., Ltd.	5,477,968

		25,486,847

Auto Components—4.9%
172,903	Hankook Tire Co., Ltd.	9,348,239
419,170	Hanon Systems	4,742,645

		14,090,884

Banks—1.2%
23,000	KB Financial Group, Inc.	791,084
73,052	Shinhan Financial Group Co., Ltd.	2,675,503

		3,466,587

Commercial Services & Supplies—1.0%
55,800	KEPCO Plant Service & Engineering Co., Ltd.	2,938,636

Construction & Engineering—7.1%
433,450	Hyundai Development Co.	20,318,160

Electronic Equipment, Instruments & Components—1.0%
110,550	LG Display Co., Ltd.	2,826,218

Food & Staples Retailing—1.7%
27,200	BGF retail Co., Ltd.	4,780,027

Hotels, Restaurants & Leisure—4.0%
320,457	Kangwon Land, Inc.	11,450,904

Household Durables—10.1%
200,431	Coway Co., Ltd.	17,410,486
70,897	Hanssem Co., Ltd. (c)	11,379,863

		28,790,349

Insurance—10.7%
207,800	Dongbu Insurance Co., Ltd.	12,918,944
129,200	Hyundai Marine & Fire Insurance Co., Ltd.	4,265,453
104,550	Korean Reinsurance Co.	1,106,691
48,485	Samsung Fire & Marine Insurance Co., Ltd.	12,349,224

		30,640,312

Machinery—3.9%
180,500	Hyundai Elevator Co., Ltd. (c)(d)	11,180,662

Media—2.5%
105,000	Innocean Worldwide, Inc.	7,001,647

Metals & Mining—2.7%
17,520	Korea Zinc Co., Ltd.	7,687,284

Oil, Gas & Consumable Fuels—0.4%
7,900	SK Innovation Co., Ltd.	1,170,520

Semiconductors & Semiconductor Equipment—7.0%
542,391	SK Hynix, Inc.	19,911,128

Technology Hardware, Storage & Peripherals—23.0%
44,963	Samsung Electronics Co., Ltd.	65,500,388

Tobacco—5.9%
146,600	KT&G Corp.	16,694,710

Wireless Telecommunication Services—3.7%
51,460	SK Telecom Co., Ltd.	10,551,389

	Total Common Stock (cost—$179,868,593)	284,486,652

Shares		Value*
SHORT-TERM INVESTMENTS—4.0%
Collateral Invested for Securities on Loan (b)—4.0%
11,322,172	BlackRock T-Fund, Institutional Class (cost—$11,322,172)	$11,322,172

	Total Investments (cost—$191,190,765) (a)(e)—103.7%	295,808,824

	Liabilities in excess of other assets—(3.7)%	(10,506,359)

	Net Assets—100.0%	$285,302,465

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. Investments in mutual funds are valued at the net asset value per share (“NAV”) as reported on each business day.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Directors (the “Board”), or persons acting at their discretion pursuant to procedures established by the Board. The Fund’s investments are valued daily and the Fund’s NAV is calculated as of the close of regular trading (normally 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. For foreign equity securities (with certain exceptions, if any), the Fund fair values its securities daily using modeling tools provided by a statistical research service. This service utilizes statistics and programs based on historical performance of markets and other economic data (which may include changes in the value of U.S. securities or security indices).

Effective October 1, 2016, Allianz Global Investors Fund Management LLC (“AGIFM”) merged into Allianz Global Investors U.S. LLC (“AllianzGI U.S.”). Notwithstanding the merger of AGIFM and AllianzGI U.S. on October 1, 2016, AGIFM served as the Fund’s sub-administrator and AllianzGI U.S. served as the Fund’s investment manager, which was the case during the reporting period. Following the merger, AllianzGI U.S. assumed the services and responsibilities previously provided by AGIFM as sub-administrator.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premiums or discounts based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material.

(a)	Securities with an aggregate value of $284,486,652, representing 99.7% of net assets, were valued utilizing modeling tools provided by a third-party vendor.

(b)	Purchased with cash collateral received from securities on loan.

(c)	A portion of securities on loan with an aggregate value of $10,782,875; cash collateral of $11,322,172 was received with which the Fund invested in the BlackRock T-Fund Institutional Class.

(d)	Non-income producing.

(e)	At September 30, 2016, the cost basis of portfolio securities for federal income tax purposes was $191,359,388. Gross unrealized appreciation was $106,350,644; gross unrealized depreciation was $1,901,208; and net unrealized appreciation was $104,449,436. The difference between book and tax cost was attributable to wash sale loss deferrals.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3 – valuations based on significant unobservable inputs (including the investment manager’s and the Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the three months ended September 30, 2016 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

Equity Securities (Common Stock)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at September 30, 2016 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/16
Investments in Securities—Assets
Common Stock	$—	$284,486,652	$—	$284,486,652
Collateral Invested for Securities on Loan	11,322,172	—	—	11,322,172

Totals	$11,322,172	$284,486,652	$—	$295,808,824

At September 30, 2016, there were no transfers between Levels 1 and 2.

Securities Lending Transactions Accounted for as Secured Borrowings:

	Remaining Contractual Maturity of the Agreements As of September 30, 2016
	Overnight and Continuous	Up to 30 days	30 - 90 days	Greater than 90 days	Total
Securities Lending Transactions
Common Stock	$11,322,172	$—	$—	$—	$11,322,172

Gross amount of recognized liabilities for securities lending transactions					$11,322,172

Item 2.	Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Exhibit 99.302 Cert.—Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The Korea Fund, Inc.

By:	/s/ Joseph Quirk
Joseph Quirk
President & Chief Executive Officer

Date: November 23, 2016

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: November 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph Quirk
Joseph Quirk
President & Chief Executive Officer

Date: November 23, 2016

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: November 23, 2016